Commitments (Tables)	12 Months Ended
Mar. 25, 2017
Commitments and Contingencies Disclosure [Abstract]
Minimum Future Payments Under Leases

Future minimum lease payments for the next five years and thereafter are as follows (in thousands):

Year ending March:
2018	$14,924
2019	14,515
2020	14,221
2021	12,674
2022	12,145
Thereafter	42,799

$111,278